UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21443

Name of Fund: BlackRock Dividend Achievers™ Trust (BDV)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Dividend Achievers™ Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2011

Date of reporting period: 01/31/2011

Item 1	–	Schedule of Investments

Schedule of Investments January 31, 2011 (Unaudited)	BlackRock Dividend AchieversTM Trust (BDV)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense – 5.4%
General Dynamics Corp.(a)	169,900	$12,810,460
Raytheon Co.(a)	126,100	6,303,739
United Technologies Corp.(a)	142,900	11,617,770

		30,731,969

Beverages – 6.2%
Brown-Forman Corp., Class B(a)	117,000	7,762,950
Coca-Cola Co. (The)(a)	240,500	15,115,425
PepsiCo, Inc.(a)	195,075	12,545,273

		35,423,648

Capital Markets – 0.7%
T. Rowe Price Group, Inc.(a)	60,100	3,961,792

Chemicals – 4.3%
Air Products & Chemicals, Inc.(a)	26,500	2,312,125
E. I. du Pont De Nemours & Co.(a)	180,400	9,142,672
PPG Industries, Inc.(a)	59,500	5,014,660
RPM International, Inc.(a)	192,000	4,498,560
Sherwin-Williams Co. (The)(a)	20,400	1,728,492
Valspar Corp.	43,300	1,618,121

		24,314,630

Commercial Banks – 1.9%
Bank of Hawaii Corp.(a)	56,200	2,634,094
Cullen/Frost Bankers, Inc.(a)	45,700	2,640,546
Toronto-Dominion Bank (The)(a)	35,400	2,651,106
U.S. BanCorp(a)	103,400	2,791,800

		10,717,546

Commercial Services & Supplies – 0.5%
Pitney Bowes, Inc.(a)	128,954	3,131,003

Diversified Financial Services – 2.0%
JPMorgan Chase & Co.(a)	251,500	11,302,410

Diversified Telecommunication Services – 5.4%
AT&T Inc.(a)	610,800	16,809,216
CenturyLink, Inc.(a)	324,400	14,027,056

		30,836,272

Electric Utilities – 4.6%
NextEra Energy, Inc.(a)	163,800	8,756,748
Northeast Utilities(a)	237,100	7,805,332
PPL Corp.(a)	77,100	1,988,409
Progress Energy, Inc.(a)	165,000	7,411,800

		25,962,289

Electrical Equipment – 2.2%
Emerson Electric Co.(a)	212,400	12,506,112

Energy Equipment & Services – 0.9%
Halliburton Co.(a)	115,600	5,202,000

Food & Staples Retailing – 1.7%
Sysco Corp.(a)	93,875	2,735,518
Wal-Mart Stores, Inc.(a)	118,700	6,655,509

		9,391,027

Food Products – 1.3%
General Mills, Inc.(a)	130,800	4,549,224
Kraft Foods, Inc., Class A(a)	89,100	2,723,787

		7,273,011

Gas Utilities – 2.4%
Atmos Energy Corp.(a)	114,800	3,742,480
National Fuel Gas Co.(a)	48,100	3,287,154
Questar Corp.(a)	188,200	3,280,326
UGI Corp.(a)	100,100	3,138,135

		13,448,095

Health Care Equipment & Supplies – 2.0%
Becton Dickinson & Co.(a)	39,400	3,268,230
Medtronic, Inc.(a)	210,700	8,074,024

		11,342,254

Hotels, Restaurants & Leisure – 3.0%
McDonald’s Corp.(a)	228,800	16,855,696

Household Products – 5.9%
Clorox Co.(a)	89,000	5,597,210
Colgate-Palmolive Co.(a)	60,900	4,675,293
Kimberly-Clark Corp.(a)	104,150	6,741,630
Procter & Gamble Co. (The)(a)	262,400	16,565,312

		33,579,445

Industrial Conglomerates – 2.7%
3M Co.(a)	130,800	11,499,936
General Electric Co.(a)	182,100	3,667,494

		15,167,430

Insurance – 2.7%
Chubb Corp.(a)	109,000	6,314,370
Travelers Cos., Inc. (The)(a)	159,900	8,995,974

		15,310,344

IT Services – 6.2%
Automatic Data Processing, Inc.(a)	53,500	2,562,650
International Business Machines Corp.(a)	190,100	30,796,200
Paychex, Inc.(a)	49,200	1,574,400

		34,933,250

Portfolio Abbreviations

To simplify the listings of the portfolio holdings in the Trusts Schedules of Investments, the names and descriptions of many securities have been abbreviated according to the following list:	ADR	American Depositary Receipt	GDR	Global Depositary Receipt
	AUD	Australian Dollar	HKD	Hong Kong Dollar
	CAD	Canadian Dollar	JPY	Japanese Yen
	CHF	Swiss Franc	MXN	Mexican Peso
	DKK	Danish Krone	USD	US Dollar
	EUR	Euro	ZAR	South African Rand
	GBP	British Pound

JANUARY 31, 2011	1

Schedule of Investments (continued)	BlackRock Dividend AchieversTM Trust (BDV)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Machinery – 4.2%
Caterpillar, Inc.(a)	229,500	$22,263,795
Pentair, Inc.(a)	41,800	1,511,906

		23,775,701

Media – 0.3%
McGraw-Hill Cos., Inc. (The)(a)	40,500	1,578,690

Metals & Mining – 2.0%
BHP Billiton Ltd. - ADR(a)	88,800	7,905,864
Nucor Corp.(a)	71,600	3,287,156

		11,193,020

Multiline Retail – 1.3%
Family Dollar Stores, Inc.(a)	28,200	1,197,936
Target Corp.(a)	117,950	6,467,198

		7,665,134

Multi-Utilities – 0.8%
NSTAR(a)	65,600	2,845,728
Vectren Corp.(a)	66,300	1,756,287

		4,602,015

Oil, Gas & Consumable Fuels – 11.4%
Chevron Corp.(a)	246,150	23,367,020
Exxon Mobil Corp.(a)	269,700	21,759,396
Marathon Oil Corp.(a)	135,900	6,210,630
Murphy Oil Corp.	196,100	13,001,430

		64,338,476

Personal Products – 0.6%
Avon Products, Inc.(a)	124,300	3,518,933

Pharmaceuticals – 8.3%
Abbott Laboratories	335,400	15,146,664
Eli Lilly & Co.(a)	147,900	5,142,483
Johnson & Johnson(a)	286,300	17,112,151
Merck & Co., Inc.(a)	157,100	5,211,007
Pfizer, Inc.(a)	235,000	4,281,700

		46,894,005

Semiconductors & Semiconductor Equipment – 0.5%
Linear Technology Corp.(a)	85,400	2,971,066

Specialty Retail – 1.7%
Lowe’s Cos., Inc.	215,900	5,354,320
TJX Cos., Inc.(a)	88,900	4,212,971

		9,567,291

Textiles, Apparel & Luxury Goods – 1.0%
VF Corp.(a)	66,200	5,476,064

Tobacco – 3.3%
Altria Group, Inc.(a)	591,700	13,910,867
Philip Morris International, Inc.(a)	48,900	2,799,036
Universal Corp.(a)	60,800	2,303,712

		19,013,615

Water Utilities – 0.9%
Aqua America, Inc.(a)	148,200	3,426,384
California Water Service Group(a)	41,700	1,522,050

		4,948,434

Total Long-Term Investments (Cost – $506,941,989) – 98.3%		556,932,667

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.17%(b)(c)	9,573,792	9,573,792

Total Short-Term Securities (Cost – $9,573,792) – 1.7%		9,573,792

Total Investments Before Outstanding Options Written (Cost – $516,515,781*) – 100.0%		566,506,459

	Contracts
Options Written
Exchange-Traded Call Options Written – (0.2)%
3M Co., Strike Price USD 90, Expires 3/21/11	260	(30,680)
Air Products & Chemicals, Inc., Strike Price USD 90, Expires 2/22/11	53	(5,565)
AT&T Inc., Strike Price USD 29, Expires 2/22/11	690	(3,105)
AT&T Inc., Strike Price USD 29, Expires 3/21/11	530	(6,360)
Automatic Data Processing, Inc., Strike Price USD 50, Expires 3/21/11	110	(3,025)
Avon Products, Inc., Strike Price USD 30, Expires 2/22/11	125	(2,812)
Becton Dickinson & Co., Strike Price USD 85, Expires 2/22/11	80	(3,600)
BHP Billiton Ltd. - ADR, Strike Price USD 90, Expires 2/22/11	180	(34,380)
Caterpillar, Inc., Strike Price USD 95, Expires 2/22/11	220	(73,700)
Chevron Corp, Strike Price USD 90, Expires 2/22/11	490	(254,800)
Eli Lilly & Co., Strike Price USD 35, Expires 2/22/11	180	(4,230)
Family Dollar Stores, Inc., Strike Price USD 44, Expires 3/21/11	55	(3,575)
General Dynamics Corp., Strike Price USD 75, Expires 2/21/11	340	(47,600)
General Electric Co., Strike Price USD 18, Expires 2/22/11	80	(17,440)
General Electric Co., Strike Price USD 19, Expires 2/22/11	285	(35,910)
Halliburton Co., Strike Price USD 40, Expires 3/21/11	115	(64,975)
Halliburton Co., Strike Price USD 41, Expires 3/21/11	115	(55,200)
JPMorgan Chase & Co., Strike Price USD 41, Expires 2/22/11	255	(104,550)
JPMorgan Chase & Co., Strike Price USD 46, Expires 3/21/11	250	(27,500)
Linear Technology Corp., Strike Price USD 35, Expires 3/21/11	170	(16,575)
Marathon Oil Corp., Strike Price USD 43, Expires 3/21/11	271	(91,462)
McDonald’s Corp., Strike Price USD 75, Expires 3/21/11	480	(42,000)
McGraw-Hill Cos., Inc. (The), Strike Price USD 37.50, Expires 2/22/11	82	(15,170)
Medtronic, Inc., Strike Price USD 37, Expires 2/22/11	420	(68,250)
Merck & Co., Inc., Strike Price USD 34, Expires 2/21/11	315	(9,450)
National Fuel Gas Co., Strike Price USD 65, Expires 2/22/11	95	(37,525)
Nucor Corp., Strike Price USD 45, Expires 2/22/11	145	(23,562)

2	JANUARY 31, 2011

Schedule of Investments (continued)	BlackRock Dividend AchieversTM Trust (BDV)
(Percentages shown are based on Net Assets)

	Contracts	Value
Options Written
Exchange-Traded Call Options Written (continued)
PepsiCo, Inc., Strike Price USD 65, Expires 3/21/11	390	$(34,905)
Philip Morris International, Inc., Strike Price USD 57.50, Expires 3/21/11	98	(13,083)
Pitney Bowes, Inc., Strike Price USD 25, Expires 2/22/11	129	(2,580)
Pitney Bowes, Inc., Strike Price USD 24, Expires 3/21/11	130	(10,400)
PPL Corp., Strike Price USD 26, Expires 4/18/11	40	(2,200)
Procter & Gamble Co. (The), Strike Price USD 65, Expires 2/21/11	525	(7,875)
Progress Energy, Inc., Strike Price USD 45, Expires 2/21/11	330	(13,200)
Questar Corp., Strike Price USD 18, Expires 2/22/11	375	(5,625)
Raytheon Co., Strike Price USD 50, Expires 2/22/11	125	(11,500)
Raytheon Co., Strike Price USD 52.50, Expires 3/21/11	125	(6,125)
Sherwin-Williams Co. (The), Strike Price USD 85, Expires 2/22/11	40	(5,300)
Toronto-Dominion Bank (The), Strike Price USD 70, Expires 2/22/11	16	(8,080)
Toronto-Dominion Bank (The), Strike Price USD 75, Expires 2/22/11	53	(6,095)
Travelers Cos., Inc. (The), Strike Price USD 55, Expires 2/22/11	160	(27,200)
U.S. BanCorp, Strike Price USD 27, Expires 2/22/11	210	(12,075)

Total Exchange-Traded Call Options Written		(1,249,244)

Over-the-Counter Call Options Written – (0.3)%
Altria Group, Inc., Strike Price USD 25.25, Expires 2/01/11, Broker Morgan Stanley & Co., Inc.	58,000	(1)
Altria Group, Inc., Strike Price USD 24.50, Expires 3/11/11, Broker Goldman Sachs & Co.	60,000	(3,967)
Aqua America, Inc., Strike Price USD 22, Expires 2/02/11, Broker JPMorgan Chase Securities	10,000	(11,200)
Aqua America, Inc., Strike Price USD 23.50, Expires 3/07/11, Broker UBS Securities LLC	9,800	(2,580)
Aqua America, Inc., Strike Price USD 23.45, Expires 3/14/11, Broker Citigroup Global Markets, Inc.	5,000	(2,369)
Aqua America, Inc., Strike Price USD 23.25, Expires 3/14/11, Broker UBS Securities LLC	4,800	(2,016)
Atmos Energy Corp., Strike Price USD 32.02, Expires 2/15/11, Broker JPMorgan Chase Securities	11,500	(12,482)
Atmos Energy Corp., Strike Price USD 32.02, Expires 3/07/11, Broker JPMorgan Chase Securities	11,500	(16,711)
Avon Products, Inc., Strike Price USD 29.75, Expires 2/25/11, Broker Jefferies & Co., Inc.	125	(4,002)
Bank of Hawaii Corp., Strike Price USD 47.48, Expires 3/31/11, Broker Morgan Stanley & Co., Inc.	11,000	(12,452)
Brown-Forman Corp., Class B, Strike Price USD 69.30, Expires 2/08/11, Broker UBS Securities LLC	23,400	(251)
California Water Service Group, Strike Price USD 37.72, Expires 2/28/11, Broker Barclays Capital, Inc.	4,200	(612)
California Water Service Group, Strike Price USD 37.72, Expires 3/11/11, Broker Barclays Capital, Inc.	4,200	(891)
Caterpillar, Inc., Strike Price USD 95.11, Expires 3/17/11, Broker Goldman Sachs & Co.	12,000	(50,348)
Caterpillar, Inc., Strike Price USD 95.11, Expires 3/24/11, Broker Goldman Sachs & Co.	12,000	(53,022)
CenturyLink, Inc., Strike Price USD 43.07, Expires 3/08/11, Broker Goldman Sachs & Co.	65,000	(53,273)
Chubb Corp., Strike Price USD 57.96, Expires 2/28/11, Broker JPMorgan Chase Securities	21,800	(19,068)
Clorox Co., Strike Price USD 62.60, Expires 2/09/11, Broker Morgan Stanley & Co., Inc.	18,000	(13,160)
Coca-Cola Co. (The), Strike Price USD 63.50, Expires 3/11/11, Broker Goldman Sachs & Co.	48,000	(37,049)
Colgate-Palmolive Co., Strike Price USD 79.62, Expires 2/11/11, Broker Morgan Stanley & Co., Inc.	12,000	(673)
Cullen/Frost Bankers, Inc., Strike Price USD 61.71, Expires 3/10/11, Broker JPMorgan Chase Securities	9,000	(1,583)
E. I. du Pont De Nemours & Co., Strike Price USD 51.11, Expires 3/18/11, Broker Morgan Stanley & Co., Inc.	18,000	(18,000)
E. I. du Pont De Nemours & Co., Strike Price USD 51.11, Expires 4/08/11, Broker Morgan Stanley & Co., Inc.	18,000	(23,490)
Eli Lilly & Co., Strike Price USD 34.85, Expires 3/08/11, Broker Barclays Capital, Inc.	115	(5,456)
Emerson Electric Co., Strike Price USD 58.50, Expires 2/22/11, Broker Jefferies & Co., Inc.	425	(52,439)
Exxon Mobil Corp., Strike Price USD 75.75, Expires 3/11/11, Broker Goldman Sachs & Co.	27,000	(140,445)
Exxon Mobil Corp., Strike Price USD 76, Expires 3/17/11, Broker Goldman Sachs & Co.	27,000	(137,053)
General Mills, Inc., Strike Price USD 36.47, Expires 2/11/11, Broker JPMorgan Chase Securities	7,500	(178)
General Mills, Inc., Strike Price USD 36.60, Expires 3/08/11, Broker Jefferies & Co., Inc.	115	(2,147)
International Business Machines Corp., Strike Price USD 145, Expires 2/03/11, Broker UBS Securities LLC	380	(646,000)
Johnson & Johnson, Strike Price USD 62.75, Expires 2/03/11, Broker Jefferies & Co., Inc.	570	(1)
Kimberly-Clark Corp., Strike Price USD 64.50, Expires 2/25/11, Broker Jefferies & Co., Inc.	210	(15,212)
Kraft Foods, Inc., Class A, Strike Price USD 30.72, Expires 3/16/11, Broker JPMorgan Chase Securities	18,000	(8,280)
Nextera Energy, Inc., Strike Price USD 52.94, Expires 2/04/11, Broker UBS Securities LLC	24,000	(14,798)
Nextera Energy, Inc., Strike Price USD 51.79, Expires 2/11/11, Broker Goldman Sachs & Co.	5,000	(9,022)
Northeast Utilities, Strike Price USD 32.02, Expires 3/11/11, Broker Morgan Stanley & Co., Inc.	24,900	(40,948)
Northeast Utilities, Strike Price USD 32.70, Expires 3/25/11, Broker Goldman Sachs & Co.	12,000	(17,499)

JANUARY 31, 2011	3

Schedule of Investments (continued)	BlackRock Dividend AchieversTM Trust (BDV)
(Percentages shown are based on Net Assets)

	Contracts	Value
Options Written
Over-the-Counter Call Options Written (continued)
NSTAR, Strike Price USD 42.91, Expires 2/11/11, Broker JPMorgan Chase Securities	7,300	$(6,005)
Paychex, Inc., Strike Price USD 32.85, Expires 4/08/11, Broker UBS Securities LLC	10,000	(4,811)
Pentair, Inc., Strike Price USD 36.75, Expires 2/22/11, Broker Morgan Stanley & Co., Inc.	4,300	(2,993)
Pentair, Inc., Strike Price USD 36.75, Expires 3/04/11, Broker Morgan Stanley & Co., Inc.	4,300	(3,773)
Pfizer, Inc., Strike Price USD 17.40, Expires 2/07/11, Broker Jefferies & Co., Inc.	240	(19,846)
Pfizer, Inc., Strike Price USD 18.35, Expires 2/22/11, Broker UBS Securities LLC	115	(3,708)
Pfizer, Inc., Strike Price USD 18.82, Expires 3/31/11, Broker Citigroup Global Markets, Inc.	11,500	(3,927)
PPG Industries, Inc., Strike Price USD 83.50, Expires 3/21/11, Broker Jefferies & Co., Inc.	120	(30,020)
PPL Corp., Strike Price USD 26.25, Expires 2/07/11, Broker Jefferies & Co., Inc.	115	(426)
RPM International, Inc., Strike Price USD 24.06, Expires 3/24/11, Broker Goldman Sachs & Co.	38,500	(16,183)
Sysco Corp., Strike Price USD 29.75, Expires 2/07/11, Broker Jefferies & Co., Inc.	190	(936)
T. Rowe Price Group, Inc., Strike Price USD 66.89, Expires 3/03/11, Broker Citigroup Global Markets, Inc.	12,000	(17,321)
Target Corp., Strike Price USD 56.50, Expires 3/11/11, Broker Jefferies & Co., Inc.	235	(18,776)
TJX Cos., Inc., Strike Price USD 48.66, Expires 3/08/11, Broker UBS Securities LLC	18,000	(12,163)
Travelers Cos., Inc. (The), Strike Price USD 55, Expires 3/07/11, Broker Barclays Capital, Inc.	160	(28,646)
UGI Corp., Strike Price USD 31.90, Expires 2/22/11, Broker Jefferies & Co., Inc.	200	(7,010)
United Technologies Corp., Strike Price USD 82, Expires 3/28/11, Broker UBS Securities LLC	28,500	(54,780)
Universal Corp., Strike Price USD 38.70, Expires 3/15/11, Broker Morgan Stanley & Co., Inc.	3,000	(3,402)
Universal Corp., Strike Price USD 38.70, Expires 3/25/11, Broker Morgan Stanley & Co., Inc.	3,000	(3,870)
Vectren Corp., Strike Price USD 26.65, Expires 3/08/11, Broker UBS Securities LLC	6,000	(3,157)
Vectren Corp., Strike Price USD 26.56, Expires 3/31/11, Broker Goldman Sachs & Co.	7,300	(5,183)
VF Corp., Strike Price USD 83.03, Expires 3/08/11, Broker Goldman Sachs & Co.	13,000	(24,922)
Wal-Mart Stores, Inc., Strike Price USD 54, Expires 2/03/11, Broker Jefferies & Co., Inc.	240	(49,680)

Total Over-the-Counter Call Options Written		(1,750,216)

Total Options Written (Premiums Received – $2,150,317) – (0.5)%		(2,999,460)

Total Investments Net of Outstanding Options Written – 99.5%		563,506,999
Other Assets in Excess of Liabilities – 0.5%		2,783,383

Net Assets – 100.0%		$566,290,382

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2011 as computed for federal income tax purposes, were as follows:

Aggregate cost	$527,042,574

Gross unrealized appreciation	$46,344,835
Gross unrealized depreciation	(6,880,950)

Net unrealized appreciation	$39,463,885

(a)	Security, or a portion thereof, pledged/held as collateral for outstanding options written.

(b)	Represents the current yield as of report date.

(c)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2010	Net Activity	Shares Held at January 31, 2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	6,437,531	3,136,261	9,573,792	$4,893

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

4	JANUARY 31, 2011

Schedule of Investments (concluded)	BlackRock Dividend AchieversTM Trust (BDV)

The following tables summarize the inputs used as of January 31, 2011 in determining the fair valuation of the Trust’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long Term Investments:
Common Stocks[1]	$556,932,667	—	—	$556,932,667
Short-Term Securities	9,573,792	—	—	9,573,792

Total	$566,506,459	—	—	$566,506,459

[1]	See above Schedule of Investments for values in each industry.

	Derivative Financial Instruments[2]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Liabilities:
Equity contracts	$(1,249,246)	$(1,750,214)	—	$(2,999,460)

[2]	Derivative financial instruments are options which are shown at value.

JANUARY 31, 2011	5

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Dividend Achievers™ Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Dividend Achievers™ Trust

Date: March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Dividend Achievers™ Trust

Date: March 25, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Dividend Achievers™ Trust

Date: March 25, 2011